Note 7 Sources of encumbrance (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Book value of financial liabilities [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	€ 151,766	€ 122,400	€ 137,242
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	149,853	128,628	151,275
Derivatives [member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	15,895	15,950	15,368
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	13,756	16,699	15,191
deposits [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	126,777	95,728	109,311
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	126,543	99,077	120,957
Outstanding subordinated debt [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	9,094	10,722	12,563
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	9,554	12,852	15,127
Other [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	1,066	731	620
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	€ 2,568	€ 4,989	€ 3,966